Revenue - Summary of Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenue [abstract]
Sales-based royalties	$ 108,406	$ 90,683	$ 68,613
Revenue	$ 108,406	$ 90,683	$ 68,613